Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 ILS (₪)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 ILS (₪)
Significant Accounting Policies [Line Items]
Proceeds from Sale of Lease Receivables	$ 178,000
Sales-type Lease, Lease Receivable	0
Adjustments on revenue recognized from performance obligations	(23,300,000)	$ (32,800,000)	$ (19,600,000)
Revenue	5,974,744,000	5,511,549,000	5,278,521,000
Backlog amount	$ 17,800,000,000
Backlog percentage	60.00%			60.00%
Issuance amount of Series A Note	$ 408,199,000	483,185,000			$ 579,000,000	₪ 1.9
Rights sold to receive payments from the Israeli Ministry of Defense	715,000,000	120,000,000
Financial expenses related to sold rights	17,474,000	2,218,000	3,617,000
Impairment on affiliated company		0
Net book value of capitalized ERP system development costs	15,273,000	29,524,000
Impairment of long-lived assets	0
Severance expenses	78,659,000	71,627,000	72,309,000
Cost of revenue sold, change in estimate	$ (51,000,000)	$ (38,000,000)	$ (8,300,000)
Percentage of cost of revenue sold	(1.14%)	(0.92%)	(0.21%)
Cost of revenue sold, increase (decrease) to net income	$ (44,700,000)	$ (32,700,000)	$ (7,200,000)
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares	$ (1.00)	$ (0.73)	$ (0.16)
Number of options granted | shares	76,100	1,028,100
OPERATING LEASE RIGHT OF USE ASSETS	$ 425,884,000	$ 405,446,000
Operating lease liability	430,490,000	413,907,000
Proceeds from Sale of Property, Plant, and Equipment	1,466,000	24,882,000	$ 25,745,000
Service revenue
Significant Accounting Policies [Line Items]
Revenue	562,289,000	$ 405,628,000	$ 433,501,000
Series B Notes
Significant Accounting Policies [Line Items]
Issuance amount of Series A Note	$ 463,000,000			₪ 1.5		₪ 1.5
Received interest payments semi-annually in NIS					1.08%	1.08%
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights	51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Contractual rights percentage	50.00%
Cross Currency Interest Rate Swaps | United States of America, Dollars
Significant Accounting Policies [Line Items]
Derivative, fixed interest rate (in percentage)	1.92%			1.92%
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	3 years			3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	12 years			12 years